Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Schedule of share capital
	Number of shares December 31
	Authorized 2023	Issued and paid 2023	Authorized 2022	Issued and paid 2022
Ordinary shares of no par value	60,000,000	15,379,042	60,000,000	11,781,963

Schedule of summarizes the movement in share capital	The following table summarizes the movement in share capital:
	Ordinary shares
	2023	2022

Issued and paid-in share capital as at January 1	11,781,963	10,943,534
Issued for services during the period	-	85,449
Vested RSU	467,479	107,980
ATM shares	3,600	-
Exercise of share warrants and options during the year	126,000	645,000
Issuance of shares	1,330,000	-
Exercise of Pre-Funded warrants	1,670,000	-
Issued and paid-in share capital as at December 31	15,379,042	11,781,963